Investments - Schedule of Investments (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Equity method investments	[1]	¥ 187,388	¥ 203,730
Equity investments without readily determinable fair values	[2]	279,818	175,694
Investments		¥ 467,206	¥ 379,424

[1]	In 2019 and 2020, the Company’s equity method investment in an investment fund which owns equity interest of a privately held entity. The privately held entity engages primarily in developing and operating mobile games. For the year ended December 31, 2019 and 2020, the Company recognized the share of cumulative income of this equity method investment with amount of nil and RMB29,231 respectively.
[2]	In 2019 and 2020, the Company acquired equity interests of five and four privately-held entities with a total consideration of RMB159,494 and RMB101,964, respectively.